Net Loss per Share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Computation of basic and diluted net loss per share	The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except for share amounts):

	Year Ended December 31,
	2020	2019	2018
Numerator:
Net loss attributable to common stockholders	$(241,340)	$(32,743)	$(26,823)
Weighted average Class A shares outstanding used in computing allocation of net loss attributable to common stockholders	1	1	1
Weighted average Class B shares on an as converted to Class A basis used in computing allocation	40	0	0
Allocation of net loss attributable to common stockholders for basic:
Class A common stock	(5,824)	(32,743)	(26,823)
Class B common stock	(235,516)	—	—
Denominator:
Weighted average shares used in computing net loss per share attributable to Class A common stockholders	1	1	1
Weighted average shares used in computing net loss per share attributable to Class B common stockholders	4,044	—	—
Basic net loss per share attributable to Class A common stockholders	$(5,824)	$(32,743)	$(26,823)
Basic net loss per share attributable to Class B common stockholders	$(58)	$—	$—
The following table sets forth the computation of diluted net loss per share of Class A common stock for the year ended December 31, 2020 (in thousands, except for share amounts):

	Year Ended December 31,
	Net Loss Attributable to Class A common stock	Weighted average shares outstanding	Loss per share
Basic net loss per share	$(5,824)	1	$(5,824)
Add:The effect of dilutive potential Class A common stock Class B common stock	$(235,516)	40
Diluted net loss per share attributable to Class A common stock	$(241,340)	41	$(5,824)
The following table sets forth the computation of basic net loss per share attributable to common stockholders (in thousands, except for share amounts):

	Three months ended March 31,
(in thousands)	2021	2020
Numerator:
Net loss attributable to common stockholders	$(190,993)	$(26,990)

Weighted average Class A shares outstanding used in computing allocation of net loss attributable to common stockholders	1	1
Weighted average Class B shares on an as converted to Class A basis used in computing allocation of net loss attributable to common stockholders	4,439	—

Allocation of net loss attributable to common stockholders for basic:
Class A common stock	(43)	(26,990)
Class B common stock	(190,950)	—

Denominator:
Weighted average shares used in computing net loss per share attributable to Class A common stockholders	1	1
Weighted average shares used in computing net loss per share attributable to Class B common stockholders	443,864	—

Basic net loss per share attributable to Class A	(43)	(26,990)
Basic net loss per share attributable to Class B	—	—
The following table sets forth the computation of diluted net loss per share of Class A common stock for the three months ended March 31, 2021 (in thousands, except for share amounts):

(in thousands)	Three months ended March 31, 2021
	Net loss attributable to Class A common stock	Weighted average shares outstanding	Loss per share
Basic net loss per share	$(43)	1	$(43)
Add: The effect of dilutive potential Class A common stock
Class B common stock	(190,950)	4,439
Diluted net loss per share attributable to Class A common stock	$(190,993)	4,440	$(43)

Potentially dilutive securities excluded from computation of diluted net loss per share
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have been anti-dilutive:

	Year Ended December 31,
	2020	2019	2018
Outstanding options to purchase Class A common stock	122,000	128,500	142,500
Outstanding options to purchase Class B common stock	13,915,604	5,312,843	2,434,028
Redeemable convertible preferred stock (on an if- converted basis)	1,272,821	979,526	814,071
Total	15,310,425	6,420,869	3,390,599
The following table summarizes the outstanding shares of potentially dilutive securities that were excluded from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have been anti-dilutive:

	Three months ended March 31,
(in thousands)	2021	2020
Outstanding options to purchase Class A common stock	122,000	122,000
Outstanding options to purchase Class B common stock	11,710,025	12,073,090
Redeemable convertible preferred stock (on an if-converted basis)	1,385,204	1,187,383
Total	13,217,229	13,382,473